Cash and Cash Equivalents: (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 7,888,375	$ 9,278,730
Money market funds	34,589,194	72,162
Total	$ 42,477,569	$ 9,350,892